Shareholder Report, Average Annual Return (Details) 199474_Vident International Equity Strategy ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Vident International Equity Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident International Equity Strategy ETF NAV
Average Annual Return, Percent	36.29%	13.33%	10.68%
Morningstar Global Markets ex-US NR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US
Average Annual Return, Percent	26.01%	8.98%	9.58%
Vident Core Int'l Equity Index/Vident Int'l Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident Core Int’l Equity Index/Vident Int’l Equity Index
Average Annual Return, Percent	38.67%	15.11%	11.91%
Morningstar Global Markets ex-US Large-Mid Cap NR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US Large-Mid Cap
Average Annual Return, Percent	26.47%	9.18%	9.68%